CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Consulting, management and professional fees	$ 194,662	$ 105,092	$ 138,498
Employee benefits	172,597	224,790	188,877
Office and sundry	205,386	47,932	45,503
Compensation expense-share-based payment	1,676	22,309	55,176
Travel and promotion	167,681	163,584	76,489
Depreciation	4,002	3,327	3,853
Interest and bank expenses	5,252	3,501	818
(Gain)/loss on derivative instruments	(65,907)	(314,317)	6,452
Foreign exchange loss/(gain)	(11,469)	12,933	(17,774)
Other income		(207,707)
Loss before other items	(673,880)	(61,444)	(497,892)
Interest income	9,118	157	282
Loss for the year	(664,762)	(61,287)	(497,610)
Comprehensive loss for the year	$ (664,762)	$ (61,287)	$ (497,610)
Loss per share, basic and diluted (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.00)